Reportable segments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 2,157,323	$ 1,939,322	$ 1,728,332
Cost of sales	1,394,822	1,328,285	1,185,583
Gross profit	762,501	611,037	542,749
Other incomes by function	17,827	15,202	15,343
Administrative expenses	101,171	88,436	86,830
Other expenses by function	61,638	89,731	106,415
Other gains (losses)	543	679	3,760
Financial income	13,499	10,129	11,570
Financial costs	50,124	57,498	69,853
interest in the profit or loss of associates and joint ventures accounted for by the equity method	14,452	13,047	10,326
Exchange differences	(1,299)	460	(12,364)
Profit (loss) before taxes	594,590	414,889	308,286
Income tax expense	166,173	132,965	83,766
Profit (loss) from continuing operations	428,417	281,924	224,520
Profit (loss) from discontinued operations	0
Profit (loss)	428,417	281,924	224,520
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	427,697	278,290	220,356
Profit (loss) attributable to the non-controllers	720	3,634	4,164
Specialty plant nutrients [Member]
Revenue	697,251	714,940	790,222
Cost of sales	(555,356)	(478,074)	(461,028)
Gross profit	141,895	145,779	191,250
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Financial costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	141,895	145,779	191,250
Income tax expense	0	0	0
Profit (loss) from continuing operations	141,895	145,779	191,250
Profit (loss) from discontinued operations	0
Profit (loss)	141,895	145,779	191,250
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	0	0	0
Profit (loss) attributable to the non-controllers	0	0	0
Iodine and its derivatives [Member]
Revenue	252,123	533,061	651,742
Cost of sales	(199,808)	(191,298)	(184,551)
Gross profit	52,315	39,846	78,019
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Financial costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	52,315	39,846	78,019
Income tax expense	0	0	0
Profit (loss) from continuing operations	52,315	39,846	78,019
Profit (loss) from discontinued operations	0
Profit (loss)	52,315	39,846	78,019
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	0	0	0
Profit (loss) attributable to the non-controllers	0	0	0
Lithium and its derivatives [Member]
Revenue	644,573	887,465	362,596
Cost of sales	(189,242)	(175,616)	(109,389)
Gross profit	455,331	339,011	113,632
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Financial costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	455,331	339,011	113,632
Income tax expense	0	0	0
Profit (loss) from continuing operations	455,331	339,011	113,632
Profit (loss) from discontinued operations	0
Profit (loss)	455,331	339,011	113,632
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	0	0	0
Profit (loss) attributable to the non-controllers	0	0	0
Industrial chemicals [Member]
Revenue	135,578	460,471	444,719
Cost of sales	(91,753)	(67,378)	(71,252)
Gross profit	43,825	36,759	26,299
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Financial costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	43,825	36,759	26,300
Income tax expense	0	0	0
Profit (loss) from continuing operations	43,825	36,759	26,300
Profit (loss) from discontinued operations	0
Profit (loss)	43,825	36,759	26,300
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	0	0	0
Profit (loss) attributable to the non-controllers	0	0	0
Potassium [Member]
Revenue	379,326	737,146	838,545
Cost of sales	(313,690)	(359,477)	(303,645)
Gross profit	65,636	43,846	126,997
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Financial costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	65,636	43,846	126,997
Income tax expense	0	0	0
Profit (loss) from continuing operations	65,636	43,846	126,997
Profit (loss) from discontinued operations	0
Profit (loss)	65,636	43,846	126,997
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	0	0	0
Profit (loss) attributable to the non-controllers	0	0	0
Other products and services [Member]
Revenue	48,472	261,074	351,427
Cost of sales	(44,973)	(56,442)	(55,718)
Gross profit	3,499	5,796	6,552
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Financial costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	3,499	5,796	6,552
Income tax expense	0	0	0
Profit (loss) from continuing operations	3,499	5,796	6,552
Profit (loss) from discontinued operations	0
Profit (loss)	3,499	5,796	6,552
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	0	0	0
Profit (loss) attributable to the non-controllers	0	0	0
Corporate unit [Member]
Revenue	0	0	0
Cost of sales	0		0
Gross profit	0	0	0
Other incomes by function	17,827	15,202	15,343
Administrative expenses	(101,171)	(88,436)	(86,830)
Other expenses by function	(61,638)	(89,731)	(106,415)
Other gains (losses)	543	679	3,760
Financial income	13,499	10,129	11,570
Financial costs	(50,124)	(57,498)	(69,853)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	14,452	13,047	10,326
Exchange differences	(1,299)	460	(12,364)
Profit (loss) before taxes	(167,911)	(196,148)	(234,463)
Income tax expense	(166,173)	(132,965)	(83,766)
Profit (loss) from continuing operations	(334,084)	(329,113)	(318,229)
Profit (loss) from discontinued operations	0	0	0
Profit (loss)	(334,084)	(329,113)	(318,229)
Profit (loss), attributable to [abstract]
Profit (loss) attributable to the controller´s owners	0	0	0
Profit (loss) attributable to the non-controllers	$ 0	$ 0	$ 0